Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amount of Derivative Instruments
The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

	December 31, 2024
	Listing currency (1)	Notional amounts(2)	Fair value
Derivative liabilities by primary underlying risk
Foreign exchange contracts
Forwards (3)	AUD/CAD/EUR/GBP/JPY/NZD	$31.0	$(0.5)
Total derivative liabilities		$31.0	$(0.5)

	December 31, 2023
	Listing currency (1)	Notional amounts(2)	Fair value
Derivative liabilities by primary underlying risk
Foreign exchange contracts
Forwards (3)	AUD/CAD/EUR/GBP/JPY	$(9.7)	$(1.1)
Total derivative liabilities		$(9.7)	$(1.1)
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(1)AUD = Australian Dollar, CAD = Canadian Dollar, EUR = Euro, GBP = British Pound Sterling, JPY = Japanese Yen and NZD = New Zealand dollar.
(2)The absolute notional exposure represents the Group’s derivative activity, which is representative of the volume of derivatives held during the year.
(3)Contracts used to manage foreign currency risks in underwriting and non-investment operations.

Schedule of Net Change in Net Unrealized Gains (Losses) to Derivative Instruments
The following table presents derivative instruments by major risk type, the Group’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the years ended December 31, 2024, 2023 and 2022. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net realized and unrealized investment gains/(losses) and net foreign exchange gains and losses in the Consolidated Statements of Income.

	2024		2023		2022
Derivatives	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Interest rate contracts
Futures (1)	$—	$—	$—	$—	$(20.3)	$0.7
Total interest rate contracts	—	—	—	—	(20.3)	0.7
Foreign exchange contracts
Forwards (2)	(3.6)	0.6	3.8	(7.3)	3.5	5.3
Total foreign exchange contracts	(3.6)	0.6	3.8	(7.3)	3.5	5.3
Total	$(3.6)	$0.6	$3.8	$(7.3)	$(16.8)	$6.0
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(1)Contracts used to manage interest rate risks in investments operations.
(2)Contracts used to manage foreign currency risks in underwriting and non-investment operations.